As Filed with the Securities and Exchange Commission on May 20, 2011
File Nos. 333-59185 and 811-08873

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post Effective Amendment No. 21 ☑
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 22 ☑
AMERICAN FIDELITY DUAL STRATEGY FUND, INC. ®
(Exact Name of Registrant as Specified in Charter)
Address of Principal Executive Offices:
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106
Registrant’s Telephone Number, including Area Code: (405) 523-2000

Stephen P. Garrett	Copies to:
General Counsel American Fidelity Dual Strategy Fund, Inc. 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106 (Name and Address of Agent for Service)	Jennifer Wheeler McAfee & Taft A Professional Corporation 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on May 1, 2011 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on May 1, 2011 pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized officer in Oklahoma City, Oklahoma on May 19, 2011.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.®
By:	/s/ David R. Carpenter
David R. Carpenter,
Chairman of the Board, President and Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Fund’s Registration Statement has been signed below by the following persons in the capacities indicated on May 19, 2011.

/s/ David R. Carpenter
David R. Carpenter, Chairman of the Board,
President and Secretary

/s/ Robert Brearton
Robert Brearton, Executive Vice President
and Principal Financial Officer

/s/ **
JoAnn Dickey, Director

/s/ **
Mark M. McCubbin, Director

/s/ **
G. Rainey Williams, Jr., Director

**By:	/s/ David R. Carpenter
David R. Carpenter, Attorney-in-Fact
May 19, 2011

EXHIBIT INDEX

Exhibit
Number	Description
101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Scheme Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase